SHARE-BASED PAYMENT (Tables)	6 Months Ended
Jun. 30, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Share Option Activity and Related Information

			Weighted	Weighted
		Weighted	average	average
		average	grant date	remaining	Aggregated
	Number of	exercise	fair value per	contractual	intrinsic
	options	price	share	year	value
		US$	US$	(Years)	US$’000

Outstanding, January 1, 2020	26,001,220	0.96	1.25	0.71	1,590
Granted	—	—	—	—	—
Forfeited	(18,616,300)	3.01	1.32	—
Exercised	(125,900)	0.20	0.38	—	88
Outstanding, December 31, 2020	7,259,020	0.99	1.09	0.51	907
Granted	—	—	—	—	—
Forfeited	(2,375,330)	3.17	1.33	—	—
Exercised	(3,508,990)	0.71	1.00	—	746
Outstanding, June 30, 2021	1,374,700	1.44	0.90	0.15	16
Vested and expected to vest at June 30, 2021	1,374,700	1.44	0.84	0.10	16
Exercisable at June 30, 2021	1,374,700	1.44	0.84	0.10	16

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

For the six months ended June 30,
2020

Expected volatility	85.73%~97.73%
Risk-free interest rate	0.11%~0.17%
Dividend yield	0.00%
Forfeiture rate	0.00%
Suboptimal early exercise factor	2.2~2.8

Schedule of Share-Based Compensation Expenses Relating to Options Granted

	For the six months ended June 30, 2020
	Employees	Directors	Total	Total
	RMB	RMB	RMB	US$

Sales and marketing	2,382	—	2,382	338
General and administrative	15,618	736	16,354	2,323
Service development expenses	5,016	—	5,016	712

	23,016	736	23,752	3,373

	For the six months ended June 30, 2021
	Employees	Directors	Total	Total
	RMB	RMB	RMB	US$

Sales and marketing	105	—	105	16
General and administrative	192	52	244	44
Service development expenses	50	—	50	8

	347	52	399	68

Restricted shares granted to employees and directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Compensation, Restricted Stock Units Award Activity

Restricted shares granted to employees and directors

		Weighted	Weighted
		average	average
		grant date	remaining	Aggregated
	Number of	fair value per	contractual	intrinsic
	options	share	year	value
		US$	(Years)	US$’000

Outstanding, January 1, 2020	13,406,560	0.93	8.52	11,530
Granted	17,477,740	0.36	9.61	15,730
Forfeited	—	—
Exercised	—	—
Outstanding, December 31, 2020	30,884,300	0.62	8.98	27,796
Granted	—	—	—	—
Forfeited	—	—
Exercised	(28,884,300)	0.62	—	—
Outstanding, June 30, 2021 (unaudited)	2,000,000	0.35	8.99	1,578
Vested and expected to vest at June 30, 2021 (unaudited)	2,000,000	0.35	8.99	1,578
Exercisable at June 30, 2021 (unaudited)	2,000,000	0.35	8.99	1,578